Schedule of operating costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 16,107	$ 14,003
Personnel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		9,063	6,373
Purchased services and materials [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs	[1]	5,592	6,201
Travel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		458	712
Facilities and other expenses [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 994	$ 717

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.